INVENTORIES (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Capitalized interest	¥ 169,432	¥ 180,419	¥ 103,800